Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jul. 17, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 10,915,282	$ 1,672,840	¥ 5,934,742
Short-term investments	3,358,174	514,663	4,579,313
Accounts receivable, net	3,344,433	512,557	3,627,749
Prepayments and other assets	3,515,855	538,828	3,719,228
Amounts due from related parties	96,111	14,730	211,993
Licensed copyrights, net	1,035,339	158,673	1,224,881
Total current assets	22,290,424	3,416,158	20,272,838
Total non-current assets	25,895,005	3,968,582	24,519,712
Total assets	48,185,429	7,384,740	44,792,550
Fixed assets, net	1,393,467	213,558	1,754,367
Deferred tax assets, net	51,347	7,869	34,916
Licensed copyrights, net	6,435,055	986,215	6,287,330
Intangible assets, net	627,198	96,122	813,960
Produced content, net	6,556,084	1,004,764	4,355,221
Goodwill	3,888,346	595,915	3,888,346	¥ 588,857
Amounts due from related parties	39,400	6,038	172,200
Current liabilities:
Convertible senior notes	4,752,061	728,285	0
Total current liabilities	24,854,578	3,809,131	20,173,166
Non-current liabilities:
Long-term loans	0	0	880,278
Convertible senior notes	16,678,776	2,556,134	12,296,868
Deferred tax liabilities	4,588	703	30,136
Amounts due to related parties	977,407	149,794	1,061,883
Other non-current liabilities	210,167	32,210	232,555
Total non-current liabilities	13,886,553	2,128,207	14,904,452
Total liabilities	38,741,131	5,937,338	35,077,618
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	47,687,483	7,308,427	41,298,328
Accumulated deficit	(40,973,853)	(6,279,518)	(33,834,357)
Accumulated other comprehensive income	2,542,680	389,683	2,106,718
Total liabilities, mezzanine equity and shareholders’ equity	48,185,429	7,384,740	44,792,550
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	165	25	142
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	183	28	183
iQIYI, INC
Current assets:
Cash and cash equivalents	5,101,693	781,869	2,774,681
Short-term investments	263,005	40,307	1,237,730
Prepayments and other assets	9,313	1,427	16,849
Amounts due from entities within the Group	20,666,711	3,167,312	17,967,978
Total current assets	26,040,722	3,990,915	21,997,238
Total non-current assets	0	0	0
Total assets	26,040,722	3,990,915	21,997,238
Current liabilities:
Convertible senior notes	4,752,061	728,285	0
Accrued expenses and other liabilities	89,905	13,779	99,823
Total current liabilities	4,841,966	742,064	99,823
Non-current liabilities:
Convertible senior notes	11,926,715	1,827,849	12,296,868
Other non-current liabilities	15,383	2,357	29,533
Total non-current liabilities	11,942,098	1,830,206	12,326,401
Total liabilities	16,784,064	2,572,270	12,426,224
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	47,687,483	7,308,427	41,298,328
Accumulated deficit	(40,973,853)	(6,279,518)	(33,834,357)
Accumulated other comprehensive income	2,542,680	389,683	2,106,718
Total shareholders’ equity	9,256,658	1,418,645	9,571,014
Total liabilities, mezzanine equity and shareholders’ equity	26,040,722	3,990,915	21,997,238
iQIYI, INC | Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	165	25	142
iQIYI, INC | Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	¥ 183	$ 28	¥ 183